GOODWILL AND INTANGIBLE ASSETS (Details 4) (USD $) In Millions, unless otherwise specified					12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Feb. 03, 2013 Other	Jan. 29, 2012 Other	Feb. 03, 2013 Other Peachtree and Water Products business acquisitions	Feb. 03, 2013 Customer Relationships	Jan. 29, 2012 Customer Relationships	Feb. 03, 2013 Customer Relationships Peachtree and Water Products business acquisitions	Jan. 29, 2012 Customer Relationships Rexford Albany Municipal Supply Company Incorporated	Feb. 03, 2013 Strategic Purchase Agreement	Feb. 03, 2013 Strategic Purchase Agreement	Jan. 29, 2012 Strategic Purchase Agreement	Feb. 03, 2013 Trade Names	Jan. 29, 2012 Trade Names	Feb. 03, 2013 Crown Bolt Trade Names
Intangible assets
Extended period of strategic purchase agreement										5 years
Gross Intangible	$ 1,250	$ 1,851	$ 2	$ 1		$ 929	$ 1,532			$ 166	$ 166	$ 166	$ 153	$ 152
Accumulated Amortization	(777)	(1,116)				(614)	(983)			(122)	(122)	(99)	(41)	(34)
Net Intangible	473	735	2	1		315	549			44	44	67	112	118
Intangibles acquired	71							66	4
Weighted-average amortization period					3 years 7 months 6 days			10 years 10 months 24 days	5 years 7 months 6 days
Impairment of intangible assets															2
Remaining term of agreement											7 years
Fully amortized intangilbe assets removed from balance sheet						516
2013	135
2014	105
2015	40
2016	39
2017	$ 38